Compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and benefits
in	2014	2013	2012
Compensation and benefits (CHF million)
Salaries and variable compensation	9,884	9,678	10,717
Social security	793	778	769
Other [1]	657	800	817
Compensation and benefits [2]	11,334	11,256	12,303
1 Includes pension and other post-retirement expense of CHF 361 million, CHF 490 million and CHF 532 million in 2014, 2013 and 2012, respectively.
2 Includes severance and other compensation expense relating to headcount reductions of CHF 275 million, CHF 216 million and CHF 456 million in 2014, 2013 and 2012, respectively.

Bank
Compensation and benefits
in	2014	2013	2012
Compensation and benefits (CHF million)
Salaries and variable compensation	9,685	9,455	10,440
Social security	775	763	751
Other [1]	922	969	1,028
Compensation and benefits [2]	11,382	11,187	12,219
1 Includes pension and other post-retirement expense of CHF 624 million, CHF 658 million and CHF 747 million in 2014, 2013 and 2012, respectively.
2 Includes severance and other compensation expense relating to headcount reductions of CHF 274 million, CHF 216 million and CHF 427 million in 2014, 2013 and 2012, respectively.
> Refer to “Note 11 – Compensation and benefits” in V – Consolidated financial statements – Credit Suisse Group for further information.